Inventories - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 600,425	$ 230,742	$ 157,382
Work in progress	6,140	62,150	160,665
Finished goods	28,336	54,639
Total inventories	$ 634,901	$ 347,531	$ 318,047